Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at statutory rate			21.00%		21.00%	21.00%
State taxes, net of federal benefit					0.00%	0.00%
LLC flow-through structure					(21.40%)	(21.50%)
Federal Credits					1.80%	2.30%
Provision to return adjustment					0.00%	0.20%
Change in valuation allowance					(1.30%)	(1.10%)
Other					(0.20%)	0.00%
Effective income tax rate	(5.80%)	(0.10%)	(2.60%)	(0.10%)	(0.10%)	0.90%